     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 1999
                                                       REGISTRATION NO. 2-67087
                                                                       811-3031
===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ---------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                   [X]
                          PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                        POST-EFFECTIVE AMENDMENT NO. 24                    [X]
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                              [X]
                                AMENDMENT NO. 25                           [X]

                             ---------------------

             MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
           (FORMERLY NAMED DEAN WITTER TAX-FREE DAILY INCOME TRUST)
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                   COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                            GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                             114 WEST 47TH STREET
                           NEW YORK, NEW YORK 10036

                             ---------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                  immediately upon filing pursuant to paragraph (b)
             -----
               X  on April 12, 1999 pursuant to paragraph (b)
             -----
                  60 days after filing pursuant to paragraph (a)
             -----
                  on (date) pursuant to paragraph (a) of rule 485.
             -----

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS
===============================================================================

            MORGAN STANLEY DEAN WITTER TAX FREE DAILY INCOME TRUST
                             CROSS-REFERENCE SHEET
                                   FORM N-1A



     ITEM                             CAPTION
     ----                             -------
PART A                               PROSPECTUS
  1. .........   Cover Page; Back Cover
  2. .........   Investment Objective: Principal Investment Strategies,
                  Principal Risks, Past Performance
  3. .........   Fees and Expenses
  4. .........   Investment Objective; Principle Investment Strategies,
                  Principal Risks, Past Performance
  5. .........   Not Applicable
  6. .........   Fund Management
  7. .........   Pricing Fund Shares; How to Buy Shares; How
                  to Exchange Shares; How to Sell Shares;
                  Distributions; Tax Consequences
  8. .........   Share Class Arrangements
  9. .........   Financial Highlights

PART B                  STATEMENT OF ADDITIONAL INFORMATION


     Information required to be included in Part B is set forth under the appropriate caption in Part B of this Registration Statement.


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                 PROSPECTUS - APRIL 12, 1999


Morgan Stanley Dean Witter


                                                    TAX-FREE DAILY INCOME TRUST





                               [GRAPHIC OMITTED]






                   A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT
                                      WITH STABILITY OF PRINCIPAL AND LIQUIDITY




  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                    Investment Objective ........................... 1
                            Principal Investment Strategies ................ 1
                            Principal Risks ................................ 1
                            Past Performance ............................... 3
                            Fees and Expenses .............................. 4
                            Fund Management ................................ 5

Shareholder Information     Pricing Fund Shares ............................ 6
                            How to Buy Shares .............................. 6
                            How to Exchange Shares ......................... 8
                            How to Sell Shares ............................ 10
                            Distributions ................................. 13
                            Tax Consequences .............................. 13

Financial Highlights        ............................................... 15

Our Family of Funds         ................................ Inside Back Cover

                            This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

FUND CATEGORY
-------------
[ ] Growth

[ ] Growth and Income

[ ] Income

[X] MONEY MARKET

THE FUND

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------
Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity. There is no guarantee that the Fund will achieve this objective.

[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

(sidebar)
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
(end sidebar)


Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The general obligation securities are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, housing units, airports and highways, and schools. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Fund's municipal obligation investments may include zero coupon securities, which pay no interest to the Fund. The Fund may invest up to 20% of its assets in taxable money market securities or in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.


The Fund has a fundamental policy of investing at least eighty percent of its assets in securities the interest on which is exempt from federal income tax, and which are not subject to the "alternative minimum tax." The fundamental policies may not be changed without shareholder approval.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------
Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short maturities.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Year 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and individual and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the risks of investing in the fund. The Fund's past performance does not indicate how the Fund will perform in the future.


(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over a 10-year period.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

1989      5.96%
'90       5.48%
'91       4.02%
'92       2.39%
'93       1.85%
'94       2.25%                        [GRAPHIC OMITTED]
'95       3.22%
'96       2.83%
'97       2.98%
'98       2.80%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.43% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual returns with those of a broad measure of market performance over time.
(end sidebar)


  AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                              PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
-------------------------------------------------------------------------------
  Tax-Free Daily Income Trust     2.80%           2.81%            3.37%
-------------------------------------------------------------------------------
  Lipper Tax-Exempt
  Money Market Funds Index(1)     3.04%           3.06%            3.58%
-------------------------------------------------------------------------------


(1) The Lipper Tax-Exempt Money Market Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Tax-Exempt Money Market Funds Objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the fund.


(sidebar)
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended December 31, 1998.
(end sidebar)

ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------
Management fee                            0.50%
-----------------------------------------------
Distribution and service (12b-1) fees     0.10%
-----------------------------------------------
Other expenses                            0.12%
-----------------------------------------------
Total annual Fund operating expenses      0.72%
-----------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

-------------------------------------------------
     1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------
       $73        $229        $398        $890
-------------------------------------------------

[GRAPHIC OMITTED]

FUND MANAGEMENT
---------------


(sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, has more than $129.2 billion in assets under management or administration as of March 31, 1999.
(end sidebar)


The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 1998 the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]

PRICING FUND SHARES
-------------------
The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[GRAPHIC OMITTED]

HOW TO BUY SHARES
-----------------

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account in several ways. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your investment in proper form and accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.


(sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800) THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.deanwitter.com/funds
(end sidebar)


MINIMUM INVESTMENT AMOUNTS
-------------------------------------------------------------------------------
                                                          MINIMUM INVESTMENT
                                                      -------------------------
INVESTMENT OPTIONS                                     INITIAL      ADDITIONAL
-------------------------------------------------------------------------------
Regular Accounts:                                       $5,000          $100
-------------------------------------------------------------------------------
EasyInvestSM                                              Not
(Automatically from your checking or savings account)  Available        $100
-------------------------------------------------------------------------------


Advisory, Administrative or Brokerage Programs. There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, or (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

  INVESTMENT
  OPTIONS            PROCEDURES
--------------------------------------------------------------------------------------------------------------
  Contact Your       New Accounts and Subsequent Investments
  Financial Advisor  You may buy Fund shares by contacting your Morgan Stanley Dean Witter Financial
                     Advisor or other authorized financial representative. Your Financial Advisor will assist
  [GRAPHIC OMITTED]  you, step-by-step, with the procedures to invest in the Fund.
--------------------------------------------------------------------------------------------------------------
  By Mail            New Accounts
                     To open a new account to buy Fund shares:
                       o  Complete and sign the attached Application.
                       o  Make out a check for the investment amount to: Morgan Stanley Dean Witter
  [GRAPHIC OMITTED]       Tax-Free Daily Income Trust.
                       o  Mail the Application and check to Morgan Stanley Dean Witter Trust FSB at
                          P.O. Box 1040, Jersey City, New Jersey 07303.
                     -----------------------------------------------------------------------------------------
                     Subsequent Investments
                     To buy additional shares for an existing Fund account:
                       o  Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number and the social security or tax identification number, and the additional investment amount. The letter must be signed by the account owner(s).
                       o  Make out a check for the investment amount to: Morgan Stanley Dean Witter
                          Tax-Free Daily Income Trust.
                       o  Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at the same address as for new accounts.
--------------------------------------------------------------------------------------------------------------
  By Wire            New Accounts
                     To open a new account to buy Fund shares:
                       o  Mail the attached Application, completed and signed, to Morgan Stanley Dean
                          Witter Trust FSB at P.O. Box 1040, Jersey City, New Jersey 07303.
  [GRAPHIC OMITTED]    o  Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase and to confirm we have received your Application.
                       o  Wire the instructions specifying the name of the Fund and your account number, along with the additional investment amount, to The Bank of New York, for credit to the account of "Morgan Stanley Dean Witter Trust FSB, Harborside
                          Financial Center, Plaza Two, Jersey City, New Jersey 07303, Account
                          No. 8900188413."
                     (When you buy Fund shares, wire purchases received by Morgan Stanley Dean
                     Witter Trust FSB prior to 12:00 noon Eastern time are normally effective that day and purchases received after 12:00 noon are normally effective the next business day.)
                     -----------------------------------------------------------------------------------------
                     Subsequent Investments
                     To buy additional shares for an existing Fund account:
                       o  Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase.
                       o  Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to The Bank of New York, for credit to the account of Morgan Stanley Dean Witter Trust FSB in the same manner as opening an account.
                     (Also, when you buy additional Fund shares, wire purchases received by Morgan
                     Stanley Dean Witter Trust FSB prior to 12:00 noon Eastern time are normally effective that day and purchases received after 12:00 noon are normally effective the next business day.)
--------------------------------------------------------------------------------------------------------------

  INVESTMENT
  OPTIONS           PROCEDURES
------------------------------------------------------------------------------------------------------------
  EasyInvestSM      New Accounts
  (Automatically    This program is not available to open a new Fund account or a new account of
  from your         another Money Market Fund.
  checking or       ----------------------------------------------------------------------------------------
  savings account)  Subsequent Investments
                    EasyInvest is a purchase plan that allows you to transfer money automatically from your
  [GRAPHIC OMITTED] checking or savings account to an existing Fund account on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative for further information about this service.
------------------------------------------------------------------------------------------------------------

Additional Purchase Information. If you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. In addition, if you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may have credit cash balances in your securities account (which do not exceed $5,000) automatically invested in shares of the Fund on a weekly basis. Plan of Distribution

Plan of Distribution. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO EXCHANGE SHARES
----------------------

[GRAPHIC OMITTED]

Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Dean Witter Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, No-Load Fund or Short-Term U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another Fund's shares with the proceeds.

See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, FSC Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund. An exchange privilege account also may be maintained for you if you acquired Fund shares in exchange for shares of various TCW/DW Funds.

The current Prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investing.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent--Morgan Stanley Dean Witter Trust FSB--and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. Certain services normally available to shareholders of Money Market Funds, including the check writing privilege, are not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Dean Witter Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the Prospectus of the Fund that charges the CDSC for more details.

Frequent Exchanges. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

HOW TO SELL SHARES
------------------


You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


  OPTIONS             PROCEDURES
---------------------------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or
  Financial Advisor   other authorized financial representative.
                      -----------------------------------------------------------------------------------------
  [GRAPHIC OMITTED]   Payment will be sent to the address to which the account is registered or deposited in your Dean Witter Reynolds brokerage account.
---------------------------------------------------------------------------------------------------------------
  Check-writing       You may order a supply of blank checks by requesting them on the investment
  Option              application or by contacting your Morgan Stanley Dean Witter Financial Advisor.
                      -----------------------------------------------------------------------------------------
  [GRAPHIC OMITTED]   Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an investment application that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the checkwriting privilege.
                      -----------------------------------------------------------------------------------------
                      Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after Morgan Stanley Dean Witter Trust FSB receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.
---------------------------------------------------------------------------------------------------------------

  OPTIONS           PROCEDURES
---------------------------------------------------------------------------------------------------------------
  By Letter         You may also sell your shares by writing a "letter of instruction" that includes:
                      o  your account number;
  [GRAPHIC OMITTED]   o  the dollar amount or the number of shares you wish to sell; and
                      o  the signature of each owner as it appears on the account.
                    -------------------------------------------------------------------------------------------
                    If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean
                    Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at
                    (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                    -------------------------------------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City,
                    New Jersey 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                    -------------------------------------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
---------------------------------------------------------------------------------------------------------------
  Systematic        If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
  Withdrawal Plan   market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25),
  [GRAPHIC OMITTED] on a monthly, quarterly, semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    -------------------------------------------------------------------------------------------

(sidebar)
SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to withdraw money automatically from your Fund account at regular intervals. Contact your Morgan Stanley Dean Witter Financial Advisor for more details.
(end sidebar)

                    When you sell Fund shares through the Systematic Withdrawal Plan, the shares may be subject to a contingent deferred sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Dean Witter Fund.
                    The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. See the Prospectus of the Fund that charges the
                    CDSC for more details.
                    -------------------------------------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean
                    Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
---------------------------------------------------------------------------------------------------------------
  By Telephone      To sell shares by telephone or wire, first complete a telephone redemption application
  or Wire           designating a bank account. Redemptions for more than $1,000 will be wired to your bank account. For redemptions for less than $1,000, a check will be mailed to your bank account.
  [GRAPHIC OMITTED] If you hold share certificates, you may not redeem those shares by this method. For more information or to request a telephone redemption application, call Morgan Stanley Dean
                    Witter Trust FSB at (800) 869-NEWS.
---------------------------------------------------------------------------------------------------------------

Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).


Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

Money Market Fund Automatic Sale Procedures. If you maintain a brokerage account with Dean Witter Reynolds or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

If you elect to participate by notifying Dean Witter Reynolds or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Dean Witter Reynolds or another authorized dealer of fund shares. Sales will be effected on the business day before the date you are obligated to make payment, and Dean Witter Reynolds or another authorized dealer of Fund shares will receive the sale proceeds on the following day.

EasyInvestSM-Automatic Redemption. You may invest in shares of certain other Morgan Stanley Dean Witter Funds by subscribing to EasyInvestSM, an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EasyInvestSM, you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Dean Witter Trust FSB, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Dean Witter Trust FSB will receive the proceeds for investment on the day following the sale date.

Margin Accounts. Certain restrictions may apply to Fund shares pledged in margin accounts with Dean Witter Reynolds or another authorized broker-dealer of Fund shares. If you hold Fund shares in this manner, please contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative for more details.

[GRAPHIC OMITTED]

DISTRIBUTIONS
-------------


The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund may realize capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.


(sidebar)
TARGETED DIVIDENDSSM
You may select to have your Fund distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)

The Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[GRAPHIC OMITTED]

TAX CONSEQUENCES
----------------

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Your income dividend distributions are exempt from federal income tax-- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.

The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31                         1998             1997            1996       1995       1994
------------------------------------------------------------------------------------------------------------
 SELECTED PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00           $ 1.00          $ 1.00     $ 1.00     $ 1.00
------------------------------------------------------------------------------------------------------------
  Net investment income                         0.028            0.029           0.028      0.032      0.022
  Less dividends from net investment income    (0.028)          (0.029)         (0.028)    (0.032)    (0.022)
                                               -------          -------         ------     ------     ------
 Net asset value, end of period                $ 1.00           $ 1.00          $ 1.00     $ 1.00     $ 1.00
------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                   2.80%            2.98%            2.83%      3.22%      2.25%
------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------
 Expenses                                       0.72%(1)         0.72%(1)         0.71%      0.72%      0.71%
------------------------------------------------------------------------------------------------------------
 Net investment income                          2.75%            2.93%            2.76%      3.16%      2.22%
------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions        $  498           $  517          $  522     $  522     $  544
------------------------------------------------------------------------------------------------------------

(1)   Does not reflect the effect of expense offset of 0.01%.

NOTES


        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
GROWTH FUNDS

Aggressive Equity Fund
American Value Fund
Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust
Mid-Cap Growth Fund
Special Value Fund
Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust
Utilities Fund

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
Global Dividend Growth Securities
Global Utilities Fund
International SmallCap Fund
Japan Fund
Pacific Growth Fund
--------------------------------------------------------------------------------
GROWTH & INCOME FUNDS

Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio
Income Builder Fund

Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P Select Fund
Strategist Fund
Value/Added Market Series/Equity Portfolio
--------------------------------------------------------------------------------
INCOME FUNDS

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)

GLOBAL INCOME FUNDS
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

-------------------------------------------------------------------------------
MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust(MM)
N.Y. Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)

There may be Funds created after this Prospectus was published. Please consult the inside front cover of a new Fund's Prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund which is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                      2 1 0 -
                                                      for office use only

                                                     Morgan Stanley Dean Witter
                                                     Tax-Free Daily
                                                     Income Trust
Application
MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
Send to: Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303

-------------------------------------------------------------------------------
INSTRUCTIONS       For assistance in completing this application, telephone
                   Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS
                   (Toll-Free).
-------------------------------------------------------------------------------
TO REGISTER
SHARES             1.
(please print)       ----------------------------------------------------------
                                 First Name              Last Name
-As joint tenants, 2.
use line 1 & 2       ----------------------------------------------------------
                                 First Name              Last Name

                     (Joint tenants with rights of survivorship unless otherwise specified)

                                                 ------------------------------
                                                     Social Security Number
-As custodian
for a minor,       3.
use lines 1 & 3      ----------------------------------------------------------
                                          Minor's Name

                     Under the__________________ Uniform Gifts to Minors Act
                              State of Residence
                                   of Minor
                                                 ------------------------------
                                                 Minor's Social Security Number
-In the name of a
corporation,       4.
trust,               ----------------------------------------------------------
partnership          Name of Corporation, Trust (including trustee name(s)) or
or other                                 Other Organization
institutional
investors,
use line 4
                                                 ------------------------------
                                                   Tax Identification Number

                     If Trust, Date of Trust Instrument:_______________________
-------------------------------------------------------------------------------
ADDRESS
                     ----------------------------------------------------------

                     ----------------------------------------------------------
                             City              State              Zip Code
--------------------------------------------------------------------------------
TO PURCHASE
SHARES:
Minimum Initial    [ ] CHECK (enclosed) $__________ (Make Payable to Morgan
Investment:        Stanley Dean Witter Tax-Free Daily Income Trust)
$5,000             [ ] WIRE* On ________  MF*__________________________________
                                 (Date)      (Control number, this transaction)

                   ------------------------------------------------------------
                   Name of Bank                                   Branch

                   ------------------------------------------------------------
                   Address

                   ------------------------------------------------------------
                   Telephone Number

                   * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS (Toll
                        Free) Your bank should wire to:

                   Bank of New York for credit to account of Morgan Stanley Dean Witter Trust FSB

                   Account Number: 8900188413

                   Re: Morgan Stanley Dean Witter Tax-Free Daily Income Trust

                   Account Of:
                              -------------------------------------------------
                              (Investor's Account as Registered at the Transfer Agent)

                   Control or Account Number:
                                             -------------------------
                                              (Assigned by Telephone)

-------------------------------------------------------------------------------
                               OPTIONAL SERVICES
--------------------------------------------------------------------------------
                   NOTE: If you are a current shareholder of Morgan Stanley
                   Dean Witter Tax-Free Daily Income Trust, please indicate your fund account number here.

                   2 1 0 - ____________________
--------------------------------------------------------------------------------
DIVIDENDS          All dividends will be reinvested daily in additional shares, unless the following option is selected:
                   [ ] Pay income dividends by check at the end of each month.
--------------------------------------------------------------------------------
WRITE YOUR         [ ] Send an initial supply of checks.
OWN                FOR JOINT ACCOUNTS:
CHECK              [ ] Check this box if all owners are required to sign checks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAYMENT TO         [ ]  Morgan Stanley Dean Witter Trust FSB is hereby
PREDESIGNATED           authorized to honor telephonic or other instructions,
BANK ACCOUNT            without signature guarantee, from any person for the
                        redemption of any or all shares of Morgan Stanley Dean
                        Witter Tax-Free Daily Income Trust held in my (our) account provided that proceeds are transmitted only to the following bank account. (Absent its own negligence, neither Morgan Stanley Dean Witter Tax-Free Daily
                        Income Trust nor Morgan Stanley Dean Witter Trust FSB
                        (the "Transfer Agent") shall be liable for any redemption caused by unauthorized instruction(s)):

Bank Account must
be in same name
as shares are
registered         ---------------------------------------- -------------------
                   Name & Bank Account Number                  Bank's Routing
                                                                Transmit Code
                                                               (Ask Your Bank)

Minimum Amount:
$1,000             ------------------------------------------------------------
                   Name of Bank

                   ------------------------------------------------------------

                   (   )
                   ------------------------------------------------------------
                   Telephone Number of Bank
-------------------------------------------------------------------------------
                            SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------
FOR ALL ACCOUNTS   NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY
                   MODIFICATION OF THE INFORMATION BELOW WILL REQUIRE AN
                   AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE AND
                   EFFECT UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY THE
                   TRANSFER AGENT.

                   The "Transfer Agent" is hereby authorized to act as agent for the registered owner of shares of Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund") in effecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents, or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent.

                   I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of Morgan Stanley Dean Witter Tax-Free Daily Income Trust and (we) further certify my (our) authority to sign and act for and on behalf of the investor.

                   Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

                   For Individual, Joint and Custodial Accounts for Minors, Check Applicable Box:

                   [ ] I am a United States Citizen.   [ ] I am not a United
                                                           States Citizen.


                          SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)
Name(s) must be    ------------------------------------------------------------
signed exactly the
same as shown on   ------------------------------------------------------------
lines 1 to 4 on
the reverse side   ------------------------------------------------------------
of this            SIGNED THIS                  DAY OF                 , 19   .
application                   ------------------      -----------------    ---
                         FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER
                                         ORGANIZATIONS

                   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner, and any ___*

                   of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of the Fund for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:


                                 NAME/TITLE              SIGNATURE
In addition,       ------------------------------------------------------------
complete
Section A or B     ------------------------------------------------------------
below.
                   ------------------------------------------------------------
                   SIGNED THIS                  DAY OF                 , 19   .
                              ------------------      -----------------    ---

                   The Transfer Agent may, without inquiry, act only upon the instruction of ANY PERSON(S) purporting to be (an) Authorized Person(s) as named in the Certification Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the Transfer Agent having acted upon any instruction reasonably believed genuine.

                   ------------------------------------------------------------
                   * INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER
                     AGENT MAY HONOR INSTRUCTIONS OF ANY ONE OF THE PERSONS NAMED ABOVE.
--------------------------------------------------------------------------------
SECTION [A]        NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS
CORPORATIONS AND   REQUIRED.
INCORPORATED
ASSOCIATIONS ONLY. I, _____________________, Secretary of the Registered Owner,
                   do hereby certify that at a meeting on ______ at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the SIGN ABOVE AND Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify the Transfer
                   Agent when changes COMPLETE THIS in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect SECTION until the Transfer Agent receives a duly executed amendment to the Certification Form.

SIGNATURE
GUARANTEE**        Witness my hand on behalf of the corporation/association
(or Corporate      this _____ day of ____________, 19___.
Seal)

                                          -------------------------------------
                                                       Secretary**
SIGNATURE
GUARANTEE**        The undersigned officer (other than the Secretary) hereby
(or Corporate      certifies that the foregoing instrument has been signed by
Seal)              the Secretary of the corporation/association.


                                          -------------------------------------
                                          Certifying Officer of the Corporation
                                              or Incorporated Association**
-------------------------------------------------------------------------------
SECTION [B]        NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
ALL OTHER
INSTITUTIONAL
INVESTORS                        ----------------------------------------------
                                                  Certifying
SIGNATURE                           Trustee(s)/General Partner(s)Other(s)**
GUARANTEE**


SIGN ABOVE AND
COMPLETE THIS                    ----------------------------------------------
SECTION                                           Certifying
                                    Trustee(s)/General Partner(s)/Other(s)**
                   ------------------------------------------------------------
                   **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIGIBLE GUARANTOR
-------------------------------------------------------------------------------
DEALER             Above signature(s) guaranteed. Prospectus has been delivered
(if any)           by undersigned to above-named applicant(s).
Completion by
dealer only
                   -------------------------- -------------------------------
                   Firm Name                  Office Number-Account Number at
                                              Dealer-F/A Number


                   -------------------------- -------------------------------
                   Address                    Financial Advisor's Last Name


                   -------------------------- -------------------------------
                   City, State, Zip Code      Branch Office

* 1999 Morgan Stanley Dean
Witter Distributors Inc.

                                                    PROSPECTUS - APRIL 12, 1999


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders (the current annual report is attached). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                            WWW.DEANWITTER.COM/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

-------------------------------------------------------------------------------
TICKER SYMBOL:                                                         DSTXX
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]                                    Morgan Stanley Dean Witter
                                                     TAX-FREE DAILY INCOME TRUST






                                                 A MONEY MARKET FUND THAT SEEKS
                                                  TO PROVIDE AS HIGH A LEVEL OF
                                                       DAILY INCOME EXEMPT FROM
                                                       FEDERAL INCOME TAX AS IS
                                                   CONSISTENT WITH STABILITY OF
                                                        PRINCIPAL AND LIQUIDITY

STATEMENT OF ADDITIONAL INFORMATION
                                        MORGAN STANLEY DEAN WITTER
                                        TAX-FREE DAILY INCOME TRUST

APRIL 12, 1999



--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus dated April 12, 1999 for the Morgan Stanley Dean Witter Tax-Free Daily Income Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.





Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------



I.    Fund History .................................................................  4
II.    Description of the Fund and Its Investments and Risks .......................  4
      A. Classification ............................................................  4
      B. Investment Strategies and Risks ...........................................  4
      C. Fund Policies/Investment Restrictions .....................................  7
III.    Management of the Fund .....................................................  9
      A. Board of Trustees .........................................................  9
      B. Management Information ....................................................  9
      C. Compensation .............................................................. 14
IV.    Control Persons and Principal Holders of Securities ......................... 16
V.    Investment Management and Other Services ..................................... 16
      A. Investment Manager ........................................................ 16
      B. Principal Underwriter ..................................................... 17
      C. Services Provided by the Investment Manager and Fund Expenses Paid by Third
         Parties ................................................................... 17
      D. Rule 12b-1 Plan ........................................................... 18
      E. Other Service Providers ................................................... 20
VI.    Brokerage Allocation and Other Practices .................................... 21
      A. Brokerage Transactions .................................................... 21
      B. Commissions ............................................................... 21
      C. Brokerage Selection ....................................................... 21
      D. Directed Brokerage ........................................................ 22
      E. Regular Broker-Dealers .................................................... 22
VII.    Capital Stock and Other Securities ......................................... 22
VIII.    Purchase, Redemption and Pricing of Shares ................................ 23
      A. Purchase/Redemption of Shares ............................................. 23
      B. Offering Price ............................................................ 23
IX.    Taxation of the Fund and Shareholders ....................................... 25
X.    Underwriters ................................................................. 28
XI.    Calculation of Performance Data ............................................. 28
XII.    Financial Statements ....................................................... 28

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" -- The Bank of New York is the Custodian of the Fund's assets.



     "Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.


     "Fund" -- Morgan Stanley Dean Witter Tax-Free Daily Income Trust, a registered no-load, open-end investment company.


     "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


     "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.


     "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


   "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.


     "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


     "Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

     The Fund was incorporated in the state of Maryland on March 24, 1980 under the name InterCapital Reserve Cash Management Inc. Effective October 13, 1980, the Fund's name was changed to lnterCapital Tax-Free Daily Income Fund Inc. On March 21, 1983, the Fund's name was changed to Dean Witter/Sears Tax-Free Daily Income Fund Inc. On April 30, 1987, the Fund reorganized as a Massachusetts business trust with the name Dean Witter/Sears Tax-Free Daily Income Trust. On February 19, 1993, the Fund's name was changed to Dean Witter Tax-Free Daily Income Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Tax-Free Daily Income Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION


     The Fund is a no-load, open-end, diversified management investment company whose investment objective is to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies" and "Principal Risks."

     LEASE OBLIGATIONS. Included within the revenue bonds category in which the Fund may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

     Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     TAXABLE SECURITIES. The Fund may invest up to 20% of its total assets in taxable money market instruments. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions.

     The types of taxable money market instruments in which the Fund may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Fund may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Fund in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

     PUT OPTIONS. The Fund may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Fund to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

     The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund's Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. During the fiscal year ended December 31, 1998, the Fund did not purchase any put options.

     In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's investment manager, liquidity or other considerations warrant.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time the Fund may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis. During the fiscal year ended December 31, 1998, the Fund's investment in when-issued and delayed delivery securities did not exceed 5% of the Fund's net assets.


     YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.


     In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


C. FUND POLICIES/INVESTMENT RESTRICTIONS



     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or
(b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.



     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:

   1. Seek to provide as high a level of daily income exempt from income tax as is consistent with stability of principal and liquidity.


     The Fund may not:

   1. Invest in common stock.

   2. Write, purchase or sell puts, calls, or combinations thereof, except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time.

   3. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

   4. Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

   5. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the Unites States Government, its agencies or instrumentalities.

   6. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to cash equivalents.

   7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

   8. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

   9. Purchase or sell commodities or commodity futures contracts.

  10. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

  11. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states.

  12. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money.

  13. Make loans of money or securities, except: (a) by the purchase of debt obligations; and (b) by investment in repurchase agreements.

  14. Make short sales of securities.

  15. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

  16. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

  17. Invest for the purpose of exercising control or management of any other issuer.

  18. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

  19. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.


     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Seven Trustees (77% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor. Four of the seven Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.

     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 84 Morgan Stanley Dean Witter Funds, the 11 TCW/DW Funds and Discover Brokerage Index Series, are shown below.




 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (58) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December, 1998); Director or Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds; Trustee of Discover
3100 West Big Beaver Road                     Brokerage Index Series; formerly Chairman and
Troy, Michigan                                Chief Executive Officer of Levitz Furniture
                                              Corporation (November, 1995-November, 1998)
                                              and President and Chief Executive Officer of Hills
                                              Department Stores (May, 1991-July, 1995); formerly
                                              variously Chairman, Chief Executive Officer,
                                              President and Chief Operating Officer (1987-1991)
                                              of the Sears Merchandise Group of Sears, Roebuck
                                              and Co.; Director of Eaglemark Financial Services,
                                              Inc. and Weirton Steel Corporation.

Charles A. Fiumefreddo* (65) ..............   Chairman, Director or Trustee, President and Chief
Chairman of the Board, President, Chief       Executive Officer of the Morgan Stanley Dean
Executive Officer and Trustee                 Witter Funds; Chairman, Chief Executive Officer
Two World Trade Center                        and Trustee of the TCW/DW Funds; Chairman and
New York, New York                            Trustee of Discover Brokerage Index Series; formerly
                                              Chairman, Chief Executive Officer and Director of
                                              the Investment Manager, the Distributor and MSDW
                                              Services Company; Executive Vice President and
                                              Director of Dean Witter Reynolds; Chairman and
                                              Director of the Transfer Agent; formerly Director
                                              and/or officer of various MSDW subsidiaries (until
                                              June, 1998).

Edwin J. Garn (66) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds; Trustee of Discover Brokerage Index
c/o Huntsman Corporation                      Series; formerly United States Senator
500 Huntsman Way                              (R-Utah)(1974-1992) and Chairman, Senate
Salt Lake City, Utah                          Banking Committee (1980-1986); formerly Mayor
                                              of Salt Lake City, Utah (1971-1974); formerly
                                              Astronaut, Space Shuttle Discovery (April 12-19,
                                              1985); Vice Chairman, Huntsman Corporation;
                                              Director of Franklin Covey (time management
                                              systems), BMW Bank of North America, Inc., United
                                              Space Alliance (joint venture between Lockheed
                                              Martin and the Boeing Company) and Nuskin Asia
                                              Pacific (multilevel marketing); member of the board
                                              of various civic and charitable organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
John R. Haire (74) ........................   Chairman of the Audit Committee and Director or
Trustee                                       Trustee of the Morgan Stanley Dean Witter Funds;
Two World Trade Center                        Chairman of the Audit Committee and Trustee of
New York, New York                            the TCW/DW Funds; Chairman of the Audit
                                              Committee and Chairman of the Audit Committee
                                              and Trustee of Discover Brokerage Index Series;
                                              formerly Chairman of the Independent Directors or
                                              Trustees of the Morgan Stanley Dean Witter Funds
                                              and the TCW/DW Funds (until June, 1998);
                                              formerly President, Council for Aid to Education
                                              (1978-1989) and Chairman and Chief Executive
                                              Officer of Anchor Corporation, an investment
                                              advisor (1964-1978).

Wayne E. Hedien (65) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Trustee of Discover Brokerage
c/o Gordon Altman Butowsky                    Index Series; Director of The PMI Group, Inc.
 Weitzen Shalov & Wein                        (private mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees           Chairman of The Field Museum of Natural History;
114 West 47th Street                          formerly associated with the Allstate Companies
New York, New York                            (1966-1994), most recently as Chairman of The
                                              Allstate Corporation (March, 1993-December,
                                              1994) and Chairman and Chief Executive Officer of
                                              its wholly-owned subsidiary, Allstate Insurance
                                              Company (July, 1989-December, 1994); director of
                                              various other business and charitable organizations.

Dr. Manuel H. Johnson (50) ................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                       a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.         the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                 economic commission; Director or Trustee of the
Washington, D.C.                              Morgan Stanley Dean Witter Funds; Trustee of the
                                              TCW/DW Funds; Trustee of Discover Brokerage
                                              Index Series; Director of NASDAQ (since June,
                                              1995); Director of Greenwich Capital Markets, Inc.
                                              (broker-dealer) and NVR, Inc. (home construction);
                                              Chairman and Trustee of the Financial Accounting
                                              Foundation (oversight organization of the Financial
                                              Accounting Standards Board); formerly Vice
                                              Chairman of the Board of Governors of the Federal
                                              Reserve System (1986-1990) and Assistant
                                              Secretary of the U.S. Treasury.

Michael E. Nugent (62) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Director or Trustee of the
c/o Triumph Capital, L.P.                     Morgan Stanley Dean Witter Funds; Trustee of the
237 Park Avenue                               TCW/DW Funds; Trustee of Discover Brokerage
New York, New York                            Index Series; formerly Vice President, Bankers Trust
                                              Company and BT Capital Corporation (1984-1988);
                                              director of various business organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Philip J. Purcell* (55) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Trustee of Discover
                                              Brokerage Index Series; Director and/or officer of
                                              various MSDW subsidiaries.

John L. Schroeder (68) ....................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Trustee of the TCW/DW Funds;
c/o Gordon Altman Butowsky                    Trustee of Discover Brokerage Index Series;
 Weitzen Shalov & Wein                        Director of Citizens Utilities Company; formerly
Counsel to the Independent Trustees           Executive Vice President and Chief Investment
114 West 47th Street                          Officer of the Home Insurance Company (August,
New York, New York                            1991-September, 1995).

Barry Fink (44) ...........................   Senior Vice President (since March, 1997) and
Vice President,                               Secretary and General Counsel (since February,
Secretary and General Counsel                 1997) and Director (since July, 1998) of the
Two World Trade Center                        Investment Manager and MSDW Services
New York, New York                            Company; Senior Vice President (since March,
                                              1997) and Assistant Secretary and Assistant
                                              General Counsel (since February, 1997) of the
                                              Distributor; Assistant Secretary of Dean Witter
                                              Reynolds (since August, 1996); Vice President,
                                              Secretary and General Counsel of the Morgan
                                              Stanley Dean Witter Funds and the TCW/DW
                                              Funds (since February, 1997); Vice President,
                                              Secretary and General Counsel of Discover
                                              Brokerage Index Series; previously First Vice
                                              President (June, 1993-February, 1997), Vice
                                              President and Assistant Secretary and Assistant
                                              General Counsel of the Investment Manager and
                                              MSDW Services Company and Assistant Secretary
                                              of the Morgan Stanley Dean Witter Funds and the
                                              TCW/DW Funds.

Katherine H. Stromberg (50) ...............   Vice President of the Investment Manager; Vice
Vice President                                President of various Morgan Stanley Dean Witter
Two World Trade Center                        Funds.
New York, New York


Thomas F. Caloia (53) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager and MSDW Services
Two World Trade Center                        Company; Treasurer of the Morgan Stanley Dean
New York, New York                            Witter Funds, the TCW/DW Funds and Discover
                                              Brokerage Index Series.



----------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.



     In addition, Mitchell M. Merin, President and Chief Operating Officer of Asset Management of MSDW, President, Chief Executive Officer and Director of the Investment Manager and MSDW Services Company, Chairman and Director of the Distributor and the Transfer Agent, Executive Vice President and Director of Dean Witter Reynolds, and Director of various MSDW subsidiaries, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and

MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and Peter M. Avelar, Jonathan R. Page and James
F. Willison, Senior Vice Presidents of the Investment Manager, and Joseph R. Arcieri and Gerard J. Lian, Vice Presidents of the Investment Manager and Michelle Kaufman, Vice President of the Investment Manager, are Vice Presidents of the Fund.


     In addition, Frank Bruttomesso, Marilyn K. Cranney, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Todd Lebo, Vice President and Assistant General Counsel with the Investment Manager and MSDW Services Company are Assistant Secretaries of the Fund.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.


     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

     The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. COMPENSATION



     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and pays the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expenses reimbursed from the Fund for their services as Trustee. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Trustees for which services the Fund paid him an additional annual fee of $1,200. Effective May 1, 1999, Mr. Johnson serves as Chairman of the Audit Committee.



     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1998.


                               FUND COMPENSATION




                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,450
Edwin J. Garn .................        1,600
John R. Haire .................        2,900
Wayne E. Hedien ...............        1,600
Dr. Manuel H. Johnson .........        1,550
Michael E. Nugent .............        1,600
John L. Schroeder .............        1,600

     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. Effective May 1, 1999, Mr. Johnson serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.



   CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS





                              FOR SERVICE                       FOR SERVICE AS     FOR SERVICE AS      TOTAL CASH
                            AS DIRECTOR OR                        CHAIRMAN OF        CHAIRMAN OF      COMPENSATION
                              TRUSTEE AND                         INDEPENDENT        INDEPENDENT    FOR SERVICES TO
                               COMMITTEE     FOR SERVICE AS   DIRECTORS/TRUSTEES    TRUSTEES AND       85 MORGAN
                               MEMBER OF       TRUSTEE AND         AND AUDIT            AUDIT         STANLEY DEAN
                               85 MORGAN        COMMITTEE      COMMITTEES OF 85     COMMITTEES OF   WITTER FUNDS AND
NAME OF                      STANLEY DEAN     MEMBER OF 11      MORGAN STANLEY        11 TCW/DW        11 TCW/DW
INDEPENDENT TRUSTEE          WITTER FUNDS     TCW/DW FUNDS     DEAN WITTER FUNDS        FUNDS            FUNDS
-------------------------- ---------------- ---------------- -------------------- ---------------- -----------------
Michael Bozic ............     $120,150               --                 --                 --          $120,150
Edwin J. Garn ............      132,450               --                 --                 --           132,450
John R. Haire ............      136,450          $66,931           $101,338            $14,725           319,444
Wayne E. Hedien ..........      132,350               --                 --                 --           132,350
Dr. Manuel H. Johnson           128,400           62,331                 --                 --           190,731
Michael E. Nugent ........      132,450           62,131                 --                 --           194,581
John L. Schroeder ........      132,450           64,731                 --                 --           197,181


     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.



     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the Surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the year ended December 31, 1998 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1998 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.



  RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS





                               FOR ALL ADOPTING FUNDS
                           ------------------------------
                                                                                        ESTIMATED ANNUAL
                                                              RETIREMENT BENEFITS           BENEFITS
                               ESTIMATED                      ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                            CREDITED YEARS    ESTIMATED   --------------------------- ---------------------
                             OF SERVICE AT    PERCENTAGE                 BY ALL                   FROM ALL
NAME OF                       RETIREMENT     OF ELIGIBLE   BY THE       ADOPTING       FROM THE   ADOPTING
INDEPENDENT TRUSTEE          (MAXIMUM 10)    COMPENSATION   FUND          FUNDS          FUND       FUNDS
-------------------------- ---------------- ------------- -------- ------------------ ---------- ----------
Michael Bozic ............        10             60.44%     $396      $   22,377        $  997    $ 52,250
Edwin J. Garn ............        10             60.44       599          35,225           997      52,250
John R. Haire ............        10             60.44       271         (12,211)(3)     2,455     134,705
Wayne E. Hedien ..........         9             51.37       740          41,979           848      44,413
Dr. Manuel H. Johnson             10             60.44       240          14,047           997      52,250
Michael E. Nugent ........        10             60.44       421          25,336           997      52,250
John L. Schroeder ........         8             50.37       807          45,117           838      44,343


----------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


     As of March 16, 1999, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


     The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion.

     For the fiscal years ended December 31, 1996, 1997 and 1998, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $2,738,887, $2,695,933 and $2,647,549, respectively.

     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.


B. PRINCIPAL UNDERWRITER


     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.



D. RULE 12B-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Dean Witter Reynolds' and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     Dean Witter Reynolds Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     The Fund reimbursed $516,046 to the Distributor pursuant to the Plan which amounted to 0.10 of 1% of the Fund's average daily net assets for the year ended December 31, 1998. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $516,046. No payments under the Plan were made for interest, carrying or other financing charges.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


     On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that; (a) the Plan is essential in order to implement the Fund's method and to enable the Fund to continue or grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders.

Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


E. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent. The Transfer Agent is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.


  (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.



  (3) AFFILIATED PERSONS


     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

     During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid no such brokerage commissions or concessions.



B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

     During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund did not effect any principal transactions with Dean Witter Reynolds.

     Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of the Fund in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Fund's transactions will be directed to a broker which sells shares of the Fund to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE

     During the fiscal year ended December 31, 1998, the Fund did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS

     During the fiscal year ended December 31, 1998, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 1998, the Fund did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to DWR or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request or redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.


B. OFFERING PRICE


     The Fund's shares are offered at net asset value per share which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment

Management and Other Services--E. Rule 12b-1 Plan." The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities.


     The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

     The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the
Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

     A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

     An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security the Guarantee; unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security; (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully, or (3) the Guarantee itself is a Government Security and
(B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

     As permitted by the Rule, the Trustees have delegated to the Fund's Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

     The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

     The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

     If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     The Fund generally will make three basic types of distributions: tax exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     In computing net investment income, the Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any of the Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would re-evaluate its investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     The Fund intends to invest a portion of its assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.


     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short term capital gains.


     After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.


     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


     Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.


     If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Income Tax Regulation 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

X. UNDERWRITERS
--------------------------------------------------------------------------------

     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

     The Fund's current yield for the seven days ending December 31, 1998 was 2.69%. The effective annual yield on December 31, 1998, was 2.73% assuming daily compounding.

     The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

     The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

     Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.

     Based upon a Federal personal income tax bracket of 39.6%, the Fund's tax-equivalent yield for the seven days ending December 31, 1998, was 4.45%.


     Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in the Fund at inception would have grown to $21,021, $105,105 and $210,210, respectively, at December 31, 1998.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1998 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998




 PRINCIPAL
 AMOUNT IN                                                                                   CURRENT    DEMAND
 THOUSANDS                                                                                    RATE+      DATE*        VALUE
-----------                                                                                 --------- ---------- ---------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (56.0%)
            ALABAMA
 $   5,000  Birmingham Medical Clinic Board, University of Alabama Health Services
            Foundation Ser 1991 ........................................................... 3.85%     01/08/99    $  5,000,000
            ARIZONA
     5,000  Maricopa County, Arizona Public Service Co Palo Verde 1994 Ser C .............. 5.00      01/04/99       5,000,000
     3,900  Tempe, Excise Tax Ser 1998 .................................................... 5.00      01/04/99       3,900,000
            CALIFORNIA
     8,000  California Public Capital Improvements Financing Authority, Pooled
            Ser 1988 C .................................................................... 3.10      03/15/99       8,000,000
     6,000  Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 &
            1996 Ser A .................................................................... 5.10      01/04/99       6,000,000
            CONNECTICUT
     2,500  Connecticut Health & Educational Facilities Authority, Yale University
            Ser T ......................................................................... 3.75      01/08/99       2,500,000
     6,000  Connecticut Special Assessment, Unemployment Compensation 1993 Ser C
            (FGIC) ........................................................................ 3.60      07/01/99       6,000,000
            DISTRICT OF COLUMBIA
     4,800  District of Columbia, The American University Ser 1985 ........................ 4.00      01/08/99       4,800,000
            FLORIDA
     9,800  Dade County, Water & Sewer Ser 1994 (FGIC) .................................... 3.40      01/08/99       9,800,000
    17,400  Dade County Industrial Development Authority, Dolphins Stadium
            Ser 1985 A .................................................................... 3.90      01/08/99      17,400,000
     2,000  Escambia County, Gulf Power Co Ser 1997 ....................................... 5.10      01/04/99       2,000,000
            GEORGIA
     9,500  Hapeville Development Authority, Hapeville Hotel Ltd Ser 1985 ................. 5.05      01/04/99       9,500,000
            HAWAII
     5,000  Hawaii Department of Budget & Finance, Kaiser Permanente Semiannual
            Tender Ser 1984 B ............................................................. 3.80      03/01/99       5,000,000
            ILLINOIS
    10,000  Illinois Educational Facilities Authority, Northwestern University Ser 1988 ... 4.15      01/08/99      10,000,000
    10,000  Oak Forest, Homewood South Suburban Mayors & Managers Assn Ser 1989             4.10      01/08/99      10,000,000
            INDIANA
    10,200  Indiana Health Facilities Authority, Charity Obligated Group Daughters of
            Charity National Health System Ser 1997 E ..................................... 3.90      01/08/99      10,200,000


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued



 PRINCIPAL
 AMOUNT IN                                                                                 CURRENT    DEMAND
 THOUSANDS                                                                                  RATE+      DATE*        VALUE
-----------                                                                               --------- ---------- ---------------
            KENTUCKY
 $   8,700  Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC Gtd) .......... 4.05%     01/08/99    $  8,700,000
            LOUISIANA
     5,000  New Orleans Aviation Board, Ser 1993 B (MBIA) ............................... 4.05      01/08/99       5,000,000
            MARYLAND
     5,000  Washington Suburban Sanitary District, 1998 Ser BANs ........................ 4.05      01/08/99       5,000,000
            MASSACHUSETTS
     5,000  Massachusetts, Refg 1998 Ser A .............................................. 3.90      01/08/99       5,000,000
     5,000  Massachusetts Bay Transportation Authority, 1984 Ser A ...................... 3.50      03/01/99       5,000,000
            Massachusetts Health & Educational Facilities Authority,
     5,500   Amherst College Ser F ...................................................... 3.90      01/08/99       5,500,000
     9,330   Harvard University Ser 1985 I .............................................. 3.95      01/08/99       9,330,000
            MINNESOTA
       300  Beltrami County, Environmental Northwood Panelboard Co Ser 1991 ............. 5.05      01/04/99         300,000
            MISSOURI
     7,400  Missouri Health & Educational Facilities Authority, Cox Health Systems
            Ser 1997 (MBIA) ............................................................. 5.00      01/04/99       7,400,000
            NEW HAMPSHIRE
     5,000  New Hampshire Higher Educational & Health Facilities Authority, St Paul's
            School Ser 1998 ............................................................. 4.00      01/08/99       5,000,000
            NEW JERSEY
     4,000  Gloucester County, Mobil Oil Refining Corp Ser 1993 A ....................... 3.70      01/08/99       4,000,000
            NEW YORK
     7,000  Port Authority of New York & New Jersey, Ser 2 .............................. 5.05      01/04/99       7,000,000
            NORTH CAROLINA
     3,400  Asheville, Ser 1993 A COPs .................................................. 4.00      01/08/99       3,400,000
     5,000  North Carolina Medical Care Commission, Duke University Hospital
            Ser 1985 B .................................................................. 3.95      01/08/99       5,000,000
            OHIO
     9,400  Columbus, Unlimited Tax Ser 1995-1 .......................................... 3.85      01/08/99       9,400,000
    10,000  Cuyahoga County, Cleveland Clinic Health System Obligated Group
            Ser 1998A ................................................................... 4.10      01/08/99      10,000,000
     1,000  Ohio Air Quality Development Authority, Mead Co 1986 Ser A .................. 4.90      01/04/99       1,000,000
            OKLAHOMA
    11,465  Oklahoma Water Resources Board, State Loan Ser 1994A & Ser 1995 ............. 3.50      03/01/99      11,465,000
            OREGON
     5,000  Oregon, Veterans' Ser 73 E .................................................. 4.00      01/08/99       5,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued



 PRINCIPAL
 AMOUNT IN                                                                           CURRENT    DEMAND
 THOUSANDS                                                                            RATE+      DATE*        VALUE
-----------                                                                         --------- ---------- ---------------
            PENNSYLVANIA
 $   2,100  Delaware County Industrial Development Authority, United Parcel Service
            of America Ser 1985 ................................................... 4.90%     01/04/99    $  2,100,000
     5,000  York General Authority, Pooled Ser 1996 ............................... 4.10      01/08/99       5,000,000
            SOUTH CAROLINA
            York County,
     7,600   North Carolina Electric Membership Corp, Ser 1984 N-5 (NRU-CFC Gtd) .. 3.30      03/15/99       7,600,000
     8,410   Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC Gtd) ..... 3.45      02/16/99       8,410,000
            TEXAS
     4,700  Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ............... 3.45      02/16/99       4,700,000
            UTAH
    10,000  Intermountain Power Agency, 1985 Ser F ................................ 3.45      03/15/99      10,000,000
            WASHINGTON
     8,500  Washington, Ser 1996 A ................................................ 3.90      01/08/99       8,500,000
            WEST VIRGINIA
     5,000  Pleasants County Commission, American Cyanamid Co Ser 1985 ............ 4.30      01/08/99       5,000,000
                                                                                                          ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Amortized Cost $278,905,000)........     278,905,000
                                                                                                          ------------




                                                                                                      YIELD TO
                                                                                                      MATURITY
                                                                                COUPON    MATURITY   ON DATE OF
                                                                                 RATE       DATE      PURCHASE
                                                                              ---------- ---------- -----------
            TAX-EXEMPT COMMERCIAL PAPER (31.6%)
            COLORADO
    7,800   Platte River Power Authority, Electric Sub Lien S-1 ............. 3.10%      02/10/99       3.10%     7,800,000
            GEORGIA
   10,000   Georgia Municipal Gas Authority, Southern Portfolio I Ser D ..... 3.00       02/04/99       3.00     10,000,000
            HAWAII
    6,200   Hawaii Department of Budget & Finance, Citizens Utilities Co
            Ser 1985 ........................................................ 3.20       01/19/99       3.20      6,200,000
            LOUISIANA
    4,250   Louisiana, Ser 1991-A ........................................... 3.10       02/17/99       3.10      4,250,000
            Plaquemines Port Harbor & Terminal District,
   10,000    Electric-Coal Transfer Co Ser 1985 D ........................... 3.00       02/17/99       3.00     10,000,000
    4,200    Electric-Coal Transfer Co Ser 1985 D ........................... 2.90       02/18/99       2.90      4,200,000
            MARYLAND
            Baltimore County,
    5,000    Metro District Ser 1995 BANs ................................... 2.95       02/09/99       2.95      5,000,000
    5,000    Metro District Ser 1995 BANs ................................... 2.90       03/04/99       2.90      5,000,000
    5,000   Montgomery County, 1995 Ser BANs ................................ 3.15       02/10/99       3.15      5,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued



                                                                                                    YIELD TO
 PRINCIPAL                                                                                          MATURITY
 AMOUNT IN                                                                    COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE       DATE      PURCHASE        VALUE
-----------                                                                 ---------- ---------- ----------- ---------------
            NEW JERSEY
 $   5,000  New Jersey, Ser Fiscal 1999 A TRANs ........................... 3.00%      01/28/99       3.00%    $  5,000,000
            NORTH CAROLINA
            North Carolina Eastern Municipal Power Agency,
     5,000   Ser 1988 B ................................................... 3.00       01/26/99       3.00        5,000,000
     7,200   Ser 1996 ..................................................... 2.95       02/23/99       2.95        7,200,000
     7,900   Ser 1996 ..................................................... 2.90       02/24/99       2.90        7,900,000
            OHIO
     5,500  Ohio Air Quality Development Authority, Cleveland Electric
            Illuminating Co 1988 Ser B (FGIC) ............................. 3.05       02/08/99       3.05        5,500,000
            OKLAHOMA
     5,000  Oklahoma City Industrial & Cultural Facilities Trust, SSM
            Health Care Ser 1998 B (MBIA) ................................. 2.90       03/09/99       2.90        5,000,000
            SOUTH CAROLINA
     5,000  South Carolina Public Service Authority, Santee Cooper
            Ser 1998 ...................................................... 2.95       02/25/99       2.95        5,000,000
            TEXAS
     2,000  Dallas Area Rapid Transit, Sales Tax Ser B .................... 3.10       02/11/99       3.10        2,000,000
            Houston,
     5,100   Water & Sewer 1994 Ser A ..................................... 3.10       01/27/99       3.10        5,100,000
     7,000   Water & Sewer 1994 Ser A ..................................... 2.90       03/04/99       2.90        7,000,000
     8,000   Water & Sewer 1994 Ser A ..................................... 3.55       03/10/99       3.55        8,000,000
     5,000  Texas, Ser 1997B TRANs ........................................ 2.90       04/28/99       2.90        5,000,000
            WASHINGTON
            Seattle,
     5,000   Municipal Light & Power Ser 1990 ............................. 3.05       01/21/99       3.05        5,000,000
    11,300   Municipal Light & Power Ser 1991 B ........................... 2.95       03/11/99       2.95       11,300,000
     6,000   Municipal Light & Power Ser 1991 B ........................... 3.00       04/07/99       3.00        6,000,000
            WISCONSIN
    10,090  Wisconsin, Transportation Notes 1997 Ser A .................... 3.10       02/09/99       3.10       10,090,000
                                                                                                               ------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $157,540,000) ...............................     157,540,000
                                                                                                               ------------
            SHORT-TERM MUNICIPAL NOTES (12.5%)
            INDIANA
            Indianapolis Local Improvement Bond Bank,
     6,750   Ser 1998 D Notes, dtd 06/18/98 ............................... 4.25       01/11/99       3.65        6,751,086
     3,450   Ser 1998 E Notes, dtd 12/17/98 ............................... 3.50       07/12/99       2.95        3,459,792
            IOWA
    11,000  Iowa School Corporations, Warrant Certificates 1998-99 Ser A
            (FSA), dtd 06/25/98 ........................................... 4.50       06/25/99       3.65       11,043,246


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued



                                                                                               YIELD TO
 PRINCIPAL                                                                                     MATURITY
 AMOUNT IN                                                               COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                RATE       DATE      PURCHASE        VALUE
-----------                                                            ---------- ---------- ----------- ---------------
            KENTUCKY
 $   5,000  Kentucky Asset/Liability Commission, 1998 Ser A TRANs,
            dtd 07/01/98 ............................................. 4.50%      06/25/99       3.57%    $  5,021,522
            NEW MEXICO
            New Mexico,
    10,000   Ser 1998 TRANs, dtd 07/02/98 ............................ 4.25       06/30/99       3.60       10,030,942
     5,000   Ser 1998A TRANs, dtd 12/10/98 ........................... 3.75       06/30/99       2.98        5,018,713
            PENNSYLVANIA
     6,000  Temple University, Ser 1998 B, dtd 05/15/98 .............. 4.50       05/14/99       3.75        6,015,784
            TEXAS
     5,000  Harris County, Ser 1998 TANs, dtd 08/06/98 ............... 4.25       02/26/99       3.55        5,005,257
            WISCONSIN
    10,000  Wisconsin, Operating Notes of 1998, dtd 07/01/98 ......... 4.50       06/15/99       3.55       10,041,463
                                                                                                          ------------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $62,387,805) ............................      62,387,805
                                                                                                          ------------
            TOTAL INVESTMENTS (Amortized Cost $498,832,805) (a) ..........................      100.1 %    498,832,805
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...............................       (0.1)        (760,677)
                                                                                                          ------------
            NET ASSETS ...................................................................      100.0 %   $498,072,128
                                                                                                          ============



--------------
 BANs    Bond Anticipation Notes.
 COPs    Certificates of Participation.
NRU-CFC  National Rural Utilities - Cooperative Finance Corporation.
 TANs    Tax Anticipation Notes.
TRANs    Tax and Revenue Anticipation Notes.
  +      Rate shown is the rate in effect at December 31, 1998.
  *      Date on which the principal amount can be recovered through demand.
 (a)     Cost is the same for federal income tax purposes.


Bond Insurance:
---------------
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS





STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998




ASSETS:
Investments in securities, at value
   (amortized cost $498,832,805)......................    $498,832,805
Cash .................................................         767,181
Receivable for:
   Interest ..........................................       3,333,344
   Shares of beneficial interest sold ................           5,603
Prepaid expenses and other assets ....................          65,333
                                                          ------------
     TOTAL ASSETS ....................................     503,004,266
                                                          ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased .........       4,549,952
   Investment management fee .........................         226,539
   Plan of distribution fee ..........................          45,809
Accrued expenses .....................................         109,838
                                                          ------------
   TOTAL LIABILITIES .................................       4,932,138
                                                          ------------
   NET ASSETS ........................................    $498,072,128
                                                          ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ......................................    $498,071,908
Accumulated undistributed net investment
   income ............................................             575
Accumulated net realized loss ........................            (355)
                                                          ------------
   NET ASSETS ........................................    $498,072,128
                                                          ============
NET ASSET VALUE PER SHARE,
   498,071,908 shares outstanding
   (unlimited shares authorized of $.01 par
   value) ............................................    $       1.00
                                                          ============




STATEMENT OF OPERATIONS
For the year ended December 31, 1998




NET INVESTMENT INCOME:
INTEREST INCOME ..........................    $18,523,307
                                              -----------
EXPENSES
Investment management fee ................      2,647,549
Plan of distribution fee .................        516,046
Transfer agent fees and expenses .........        428,002
Registration fees ........................         76,315
Shareholder reports and notices ..........         58,179
Professional fees ........................         44,255
Custodian fees ...........................         26,348
Trustees' fees and expenses ..............         18,919
Other ....................................         13,347
                                              -----------
     TOTAL EXPENSES ......................      3,828,960
Less: expense offset .....................        (26,245)
                                              -----------
     NET EXPENSES ........................      3,802,715
                                              -----------
     NET INVESTMENT INCOME ...............     14,720,592
     NET REALIZED GAIN ...................          2,153
                                              -----------
NET INCREASE .............................    $14,722,745
                                              ===========




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS





                                                           FOR THE YEAR       FOR THE YEAR
                                                              ENDED               ENDED
                                                        DECEMBER 31, 1998   DECEMBER 31, 1997
                                                       ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................    $  14,720,592      $  16,002,243
Net realized gain ....................................            2,153                 --
                                                          -------------      -------------
   NET INCREASE ......................................       14,722,745         16,002,243
Dividends to shareholders from net investment income .      (14,720,472)       (16,002,394)
Net decrease from transactions in shares of beneficial
  interest ...........................................      (19,368,358)        (4,440,989)
                                                          -------------      -------------
   NET DECREASE ......................................      (19,366,085)        (4,441,140)
NET ASSETS:
Beginning of period ..................................      517,438,213        521,879,353
                                                          -------------      -------------
  END OF PERIOD
   (Including undistributed net investment income of
   $575 and $455, respectively).......................    $ 498,072,128      $ 517,438,213
                                                          =============      =============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998





1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued


exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 1998 aggregated $1,104,511,283 and $1,123,641,322, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $25,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,981. At December 31, 1998, the Fund had an accrued pension liability of $51,037 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:





                                                         FOR THE YEAR       FOR THE YEAR
                                                            ENDED               ENDED
                                                      DECEMBER 31, 1998   DECEMBER 31, 1997
                                                     ------------------- ------------------
Shares sold ........................................     1,102,902,492      1,145,733,981
Shares issued in reinvestment of dividends .........        14,720,472         16,002,394
                                                         -------------      -------------
                                                         1,117,622,964      1,161,736,375
Shares repurchased .................................    (1,136,991,322)    (1,166,177,364)
                                                        --------------     --------------
Net decrease in shares outstanding .................       (19,368,358)        (4,440,989)
                                                        ==============     ==============



6. FEDERAL INCOME TAX STATUS

During the year ended December 31, 1998, the Trust utilized approximately $2,100 of its capital loss carryover. At December 31, 1998 the Fund had a net capital loss carryover of approximately $400, which will be available through December 31, 2002 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:





                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------------
                                                            1998               1997            1996         1995         1994
                                                      ----------------   ----------------   ----------   ----------   ----------
SELECTED PER SHARE DATA :
Net asset value, beginning of period ..............      $   1.00           $   1.00         $  1.00      $  1.00      $  1.00
                                                         --------           --------         -------      -------      -------
Net investment income .............................         0.028              0.029           0.028        0.032        0.022
Less dividends from net investment income .........        (0.028)            (0.029)         (0.028)      (0.032)      (0.022)
                                                         ---------          ---------        --------     --------     --------
Net asset value, end of period ....................      $   1.00           $   1.00         $  1.00      $  1.00      $  1.00
                                                         =========          =========        ========     ========     ========
TOTAL RETURN ......................................          2.80%              2.98%           2.83%        3.22%        2.25%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          0.72%(1)           0.72%(1)        0.71%        0.72%        0.71%
Net investment income .............................          2.75%              2.93%           2.76%        3.16%        2.22%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ............          $498               $517            $522         $522         $544



-------------
(1)   Does not reflect the effect of expense offset of 0.01%.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS



TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter Tax-Free Daily Income Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 5, 1999

                      1998 FEDERAL TAX NOTICE (unaudited)

      For the year ended December 31, 1998, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

             MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

                            PART C OTHER INFORMATION

Item 23.     Exhibits

      6.     Retirement Plan for Non-Interested Trustees or Directors.

     10.     Consent of Independent Accountants.

     27.     Financial Data Schedule.
--------------------------------------------------------------------------------
     All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24.     Persons Controlled by or Under Common Control with the Fund

             None

Item 25.     Indemnification


      Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against ,any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

      Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

      Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities
(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)     Morgan Stanley Dean Witter Insured Municipal Securities
(12)     Morgan Stanley Dean Witter Insured Municipal Trust
(13)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)     Morgan Stanley Dean Witter Municipal Income Trust
(17)     Morgan Stanley Dean Witter Municipal Income Trust II
(18)     Morgan Stanley Dean Witter Municipal Income Trust III
(19)     Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)     Morgan Stanley Dean Witter New York Quality Municipal Securities

(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
-----------------------------
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Value Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International SmallCap Fund
(32)    Morgan Stanley Dean Witter Japan Fund
(33)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)    Morgan Stanley Dean Witter Market Leader Trust
(36)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)    Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)    Morgan Stanley Dean Witter Real Estate Fund
(45)    Morgan Stanley Dean Witter S&P 500 Index Fund

(46)     Morgan Stanley Dean Witter S&P 500 Select Fund
(47)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(48)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(49)     Morgan Stanley Dean Witter Short-Term Bond Fund
(50)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)     Morgan Stanley Dean Witter Special Value Fund
(52)     Morgan Stanley Dean Witter Strategist Fund
(53)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)     Morgan Stanley Dean Witter Utilities Fund
(58)     Morgan Stanley Dean Witter Value-Added Market Series
(59)     Morgan Stanley Dean Witter Value Fund
(60)     Morgan Stanley Dean Witter Variable Investment Series
(61)     Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies
-----------------------------
(1)      TCW/DW Emerging Markets Opportunities Trust
(2)      TCW/DW Global Telecom Trust
(3)      TCW/DW Income and Growth Fund
(4)      TCW/DW Latin American Growth Fund
(5)      TCW/DW Mid-Cap Equity Trust
(6)      TCW/DW North American Government Income Trust
(7)      TCW/DW Small Cap Growth Fund
(8)      TCW/DW Total Return Trust

Closed-End Investment Companies
-------------------------------
(1)      TCW/DW Term Trust 2000
(2)      TCW/DW Term Trust 2002
(3)      TCW/DW Term Trust 2003

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); Vice President of the Morgan
                                    Stanley Dean Witter Funds, TCW/DW Funds and Discover
                                    Brokerage Index Series; Executive Vice President and
                                    Director of Dean Witter Reynolds Inc. ("DWR"); Director
                                    of various MSDW subsidiaries.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President            and Discover Brokerage Index Series; Director of MSDW
and Chief Investment                Trust.
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer and
Executive Vice President,           Director of MSDW Services; Vice President of the Morgan
Chief Administrative                Stanley Dean Witter Funds, TCW/DW Funds and Discover
Officer and Director                Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

John Van Heuvelen                   President of MSDW Trust
Executive Vice President

Barry Fink                          Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,              Secretary, General Counsel and Director of MSDW
Secretary, General                  Services; Senior Vice President, Assistant Secretary and
Counsel and Director                Assistant General Counsel of MSDW Distributors; Vice
                                    President, Secretary and General Counsel of the Morgan
                                    Stanley Dean Witter Funds, TCW/DW Funds and Discover
                                    Brokerage Index Series.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds,
                                    TCW/DW Funds and Discover Brokerage Index Series.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds and Discover Brokerage Index Series.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Frank Bruttomesso                   First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

Toby Burroughs
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds,
                                    TCW/DW Funds and Discover Brokerage Index Series.

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW  Distributors,  the Morgan Stanley Dean
                                    Witter Funds, TCW/DW Funds and Discover Brokerage
                                    Index Series.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary             Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

James P. Wallin
First Vice President

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Armon Bar-Tur
Vice President

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Matthew Haynes                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Peter Hermann                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo-Kane
Vice President

Nancy Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                           Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                                    Discover Brokerage Index Series.

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Catherine Maniscalco                Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                      Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

George Paoletti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Anne Pickrell                       Vice President of various  Morgan Stanley Dean Witter
Vice President                      Funds.

Dawn Rorke
Vice President

John Roscoe                         Vice President of Morgan Stanley Dean Witter
Vice President                      Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carl F. Sadler
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg               Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Marybeth Swisher
Vice President

Stuart Taylor
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President


Item 27.    Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Value Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International SmallCap Fund
(32)    Morgan Stanley Dean Witter Japan Fund
(33)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)    Morgan Stanley Dean Witter Market Leader Trust
(36)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)    Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)    Morgan Stanley Dean Witter Prime Income Trust
(45)    Morgan Stanley Dean Witter Real Estate Fund

(46)    Morgan Stanley Dean Witter S&P 500 Index Fund
(47)    Morgan Stanley Dean Witter S&P 500 Select Fund
(48)    Morgan Stanley Dean Witter Short-Term Bond Fund
(49)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50)    Morgan Stanley Dean Witter Special Value Fund
(51)    Morgan Stanley Dean Witter Strategist Fund
(52)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(54)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(56)    Morgan Stanley Dean Witter Utilities Fund
(57)    Morgan Stanley Dean Witter Value-Added Market Series
(58)    Morgan Stanley Dean Witter Value Fund
(59)    Morgan Stanley Dean Witter Variable Investment Series
(60)    Morgan Stanley Dean Witter World Wide Income Trust
(1)     TCW/DW Emerging Markets Opportunities Trust
(2)     TCW/DW Global Telecom Trust
(3)     TCW/DW Income and Growth
(4)     TCW/DW Latin American Growth Fund
(5)     TCW/DW Mid-Cap Equity Trust
(6)     TCW/DW North American Government Income Trust
(7)     TCW/DW Small Cap Growth Fund
(8)     TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                                Positions and Office with MSDW Distributors
----                                -------------------------------------------
Christine A. Edwards                Executive Vice President, Secretary, Director and Chief Legal
                                    Officer.

Michael T. Gregg                    Vice President and Assistant Secretary.

James F. Higgins                    Director

Fredrick K. Kubler                  Senior Vice President, Assistant Secretary and Chief Compliance
                                    Officer.

Philip J. Purcell                   Director

John Schaeffer                      Director

Charles Vadala                      Senior Vice President and Financial Principal.


Item 28.        Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment

Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


Item 29.        Management Services

      Registrant is not a party to any such management-related service contract.

Item 30.        Undertakings

      None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of April, 1999.


                                          MORGAN STANLEY DEAN WITTER TAX-FREE
                                            DAILY INCOME TRUST


                                          By  /s/  Barry Fink
                                             ------------------------------
                                                   Barry Fink
                                                   Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                          Date
         ----------                         -----                          ----
(1) Principal Executive Officer             President, Chief
                                            Executive Officer,
                                            Trustee and Chairman
By  /s/  Charles A. Fiumefreddo                                         04/09/99
   ----------------------------
         Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By  /s/ Thomas F. Caloia                                                04/09/99
   ----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                                      04/09/99
   ----------------------------
        Barry Fink
        Attorney-in-Fact

     Michael Bozic            Manuel H. Johnson
     Edwin J. Garn            Michael E. Nugent
     John R. Haire            John L. Schroeder
     Wayne E. Hedien

By  /s/ David M. Butowsky                                               04/09/99
   ----------------------------
        David M. Butowsky
        Attorney-in-Fact

             MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

                                  EXHIBIT INDEX


      6.     Retirement Plan for Non-Interested Trustees or Directors.

     10.     Consent of Independent Accountants.

     27.     Financial Data Schedule.
--------------------------------------------------------------------------------